Share based compensation (Share Options - Narrative) (Details) ¥ in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2008 shares	Dec. 31, 2007 shares	Dec. 31, 2015	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Number of equal installments in which award will vest				2
Share options [Member] | Pre-2009 Scheme Options [Member]
Share-based compensation [Line Items]
Vesting period				4 years
Total intrinsic value of options exercised | ¥				¥ 3,270	¥ 122,956	¥ 134,844
Share options [Member] | Pre-2009 Scheme Options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based compensation [Line Items]
Vesting rate			25.00%
Share options [Member] | Pre-2009 Scheme Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Vesting period				36 months
Vesting rate				75.00%
Number of equal installments in which award will vest				6
Share options [Member] | Pre-2009 Scheme Options [Member] | Employees [Member]
Share-based compensation [Line Items]
Awards granted (in shares)	8,499,050	12,705,700
Share options [Member] | Pre-2009 Scheme Options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Awards granted (in shares)		3,832,290
Number of non-employees to whom options were granted		1